Other Expenses, Net - Summary of Other Expenses (Parenthetical) (Detail) - USD ($) $ in Millions		12 Months Ended
	Nov. 01, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Property damages and natural disasters		$ 9	$ 3	$ 1
Neoris N.V. [Member]
Disclosure of operating segments [line items]
Gain on sale of capital investment	$ 139
Percentage of sale of capital investment	34.80%
Gain (loss) recognised on measurement to fair value less costs to sell or on disposal of assets or disposal groups constituting discontinued operation				$ 48